Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	Note 11. Subsequent Events: From January 1, 2012 to March 26, 2012 there were $51,200 contributions, and withdrawals totaled approximately $1,304,908.